SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2014, consistent with the fair value hierarchy provisions:

	Quoted Prices
	in Active Markets for	Significant Other	Significant
	Identical Assets/Liabilities	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Carrying Amount
Assets:
Cash	$758,000	$—	$—	$758,000
Liabilities:
Convertible note payable	$—	$29,000	$—	$2,000,000
Preferred stock -conversion feature	$—	$—	$150,000	$150,000
Preferred stock -warrants	$—	$—	$120,000	$120,000

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2013, consistent with the fair value hierarchy provisions:

	Quoted Prices
	in Active Markets for	Significant Other	Significant
	Identical Assets/Liabilities	Observable Inputs	Unobservable
	(Level 1)	(Level 2)	Inputs (Level 3)	Carrying Amount
Assets:
Cash	$5,517,000	$—	$—	$5,517,000
Liabilities:
Convertible note payable	$—	$90,000	$—	$2,000,000